Shareholder Report	6 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE STATE TAX-FREE FUNDS, INC.
Entity Central Index Key	0000795384
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000005546
Shareholder Report [Line Items]
Fund Name	Maryland Tax-Free Money Fund
Class Name	Investor Class
Trading Symbol	TMDXX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Maryland Tax-Free Money Fund - Investor Class	$21	0.41%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
AssetsNet	$ 102,352,000
Holdings Count | Holding	66
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$102,352
Number of Portfolio Holdings	66

Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Variable Rate Demand Notes	60.0%
Other Municipal Security	38.5
Non-Financial Company Commercial Paper	2.4
Short-Term and Other	-0.9

Top Ten Holdings (as a % of Net Assets)

Montgomery County, Trinity Health Credit Group	9.3%
Maryland Economic Dev., Howard Hughes Medical Institute	7.3
Maryland HHEFA, Johns Hopkins Univ.	4.8
Maryland HHEFA, Johns Hopkins Health System	4.7
Howard County Housing Commission, Beech's Farm Apartments	4.7
Montgomery County	4.7
Maryland CDA, Multi-Family, Kirkwood Housing	4.6
Maryland DOT	4.6
Maryland HHEFA, Univ. of Maryland Medical System	4.5
Maryland CDA, Residential	3.8

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000193184
Shareholder Report [Line Items]
Fund Name	Maryland Tax-Free Money Fund
Class Name	I Class
Trading Symbol	TWNXX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Maryland Tax-Free Money Fund - I Class	$12	0.24%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%
AssetsNet	$ 102,352,000
Holdings Count | Holding	66
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$102,352
Number of Portfolio Holdings	66

Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Variable Rate Demand Notes	60.0%
Other Municipal Security	38.5
Non-Financial Company Commercial Paper	2.4
Short-Term and Other	-0.9

Top Ten Holdings (as a % of Net Assets)

Montgomery County, Trinity Health Credit Group	9.3%
Maryland Economic Dev., Howard Hughes Medical Institute	7.3
Maryland HHEFA, Johns Hopkins Univ.	4.8
Maryland HHEFA, Johns Hopkins Health System	4.7
Howard County Housing Commission, Beech's Farm Apartments	4.7
Montgomery County	4.7
Maryland CDA, Multi-Family, Kirkwood Housing	4.6
Maryland DOT	4.6
Maryland HHEFA, Univ. of Maryland Medical System	4.5
Maryland CDA, Residential	3.8

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless